Earnings per share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per share for the three and nine month periods ended September 30, 2012 and 2011, respectively was as follows:

	Three Months		Nine Months
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Earnings per share
Loss available to stockholders	$(383,253)	$(531,850)	$(1,271,416)	$(851,966)

Weighted average shares outstanding - Basic and diluted	54,362,100	54,362,100	54,362,100	53,982,796
Basic and diluted loss per share	$(0.01)	$(0.01)	$(0.02)	$(0.02)

Anti-dilutive shares underlying warrants outstanding	—	400,000	—	400,000
Anti-dilutive shares underlying stock options outstanding	3,590,000	2,400,000	3,590,000	2,400,000